Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
(dollars in thousands)	2019	2018

Land	$10,914	$10,935
Building	30,518	26,545
Furniture, fixtures and equipment	13,690	12,782
Leasehold improvements	809	697
Construction in progress	117	581
Total cost	56,048	51,540
Accumulated depreciation	(23,566)	(22,709)
Total premises and equipment	$32,482	$28,831